Cover	Nov. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Entity File Number	001-36868
Entity Registrant Name	Medicine Man Technologies, Inc.
Entity Central Index Key	0001622879
Entity Tax Identification Number	46-5289499
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4880 Havana Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80239
City Area Code	(303)
Local Phone Number	371-0387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable
Trading Symbol	Not applicable
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable